United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836
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Giant 5 Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO 80903
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(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO 80903
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(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500
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Date of fiscal year end: March 31
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Date of reporting period: March 31, 2009
----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Annual Report
March 31, 2009

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5
(1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC .

Annual Report
Table of Contents	March 31, 2009

Letter to Shareholders	2
Growth of a $10,000 Investment	3

Giant 5 Total Investment System
Schedule of Portfolio Investments	4
Financial Statements	5
Financial Highlights	7

Giant 5 Total Index System
Schedule of Portfolio Investments	8
Financial Statements	9
Financial Highlights	11

Notes to the Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	19
Trustees and Officers Information	22

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)
The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission
(the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public
Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.
Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at
http://www.sec.gov.

Dear Shareholders,

Wall Street just went through one of the most challenging years in its history. Industry leaders like Merrill Lynch and Wachovia were swallowed up, and others like Bear Stearns and Lehman Brothers disappeared altogether. Many of the financial leaders that survived have seen their stock values erase decades of growth in just a few short months. What can cause an industry leader to disappear overnight? The experts have been quick to point out the real estate bubble, corruption scandals, and other global factors as major contributors to Wall Street’s collapse. We would like to focus in on what we believe to be the two primary causes—Leverage and not placing Investors First.

Leverage on Wall Street takes on many faces and names, but at its core, it is the act of purchasing something with nothing in an attempt to increase returns.This tool was created byWall Street to speed-up the slow and steady creation of wealth. Although fast money is tempting because it promises to shortcut the long road to financial independence, it has destroyed more wealth than it has ever created, in our opinion.When you use leverage to increase returns it is just gambling, pure and simple.

We also believe that the Age of the Broker has ended and is moving to the Age of the Investor.When you closely examineWall Street’s founding document—The Buttonwood Agreement—the primary resolutions were to “pledge ourselves to each other (Brokers)” ahead of “any person whatsoever (Investors)” and to “give preference to each other (Brokers) in our negotiations.” This Brokers First culture has permeated Wall Street for the past 200 years and is at the root of the problems we are now facing.The cornerstone of the new Wall Street will be the Investor, and the companies who effectively act on this first, have a once-in-a-lifetime opportunity to earn back the trust of Investors and lead them out of this crisis.

Our investment process, Fundamental Asset Allocation, introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions. Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money. By designing the portfolio around Investor spending, our goal is to give Investors the capability to meet their future spending needs, which we believe is the primary purpose of investing.

Since Giant 5 Funds’ inception three years ago, each of our Funds has outperformed its benchmark, the S&P 500® Index on a 3-Year, 2-Year, 6-Month, and YTD basis (see performance as of 4/30/09 below); however, the Funds slightly lagged the benchmark during the 1-year period.The primary reason that we underperformed our benchmark was because of the sharp drop in prices of raw materials, real estate and energy. We overweight these sectors compared to our benchmark because they are each a significant part of Investor spending. As prices moved higher during the first quarter of 2009, so have our portfolios. Looking forward, we believe the price of real estate, oil, metals, food and other raw materials will go higher, and our portfolios will benefit as a result.

Thank you for your continued trust as shareholders of Giant 5 Funds.We appreciate our Investors and will continue strive to place you first in all that we do.

Invest in the Essentials. Invest for Life.

Michael G.Willis
President

Performance Comparison (Unaudited) As of April 30, 2009	YTD 2009	6 Months	1-Year	2-Year	Since Inception* 3-Year
Giant 5 Total Investment System (FIVEX)	+3.30%	-0.55%	-37.99%	-18.11%	-8.51%
Giant 5 Total Index System (INDEX)	+0.41%	-2.21%	-37.69%	-19.40%	-10.04%
S&P 500® Index	-2.49%	-8.53%	-35.31%	-21.47%	-10.76%

As of March 31, 2009	YTD 2009	6 Months	1-Year	Since Inception*
Giant 5 Total Investment System (FIVEX)	-7.66%	-28.81%	-41.06%		-12.19%
Giant 5 Total Index System (INDEX)	-11.32%	-31.28%	-41.75%		-14.06%
S&P 500® Index	-11.01%	-30.54%	-38.09%		-13.79%

* Annualized average. The Funds were incepted May 1, 2006

Performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Total Annual Fund Operating Expenses of the Total Investment System and Total Index System were 2.23% and 1.90%, respectively.

2

Giant 5 Funds
Growth of a $10,000 Investment	March 31, 2009 (Unaudited)

Past performance is not predictive of future results.The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

Past performance does not guarantee future results.

The Funds’ performance is compared to the S&P 500® Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006.Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

3

			Giant 5 Total Investment System
Schedule of Portfolio Investments				March 31, 2009
				Shares or
				Principal
Security Description	Shares	Value	Security Description	Amount	Value
INVESTMENT COMPANIES - 97.8%			INVESTMENT COMPANIES CONTINUED

BlackRock Energy & Resources			U.S. Global Investors Funds,
Portfolio, Class I	405	$7,839	Eastern European Fund *	13,213	$62,631

Cohen & Steers Asia Pacific Realty			Vanguard Energy Fund,
Shares, Inc., Class I	81,367	465,419	Admiral Shares	33,396	2,622,559

E.I.I. International Property			Vanguard Inflation-Protected Securities
Fund, Class I	97,018	877,040	Fund, Admiral Shares	84,463	2,010,212

Fidelity Select Materials Portfolio	64,654	2,033,355	Total Investment Companies
			(Cost $18,457,636)		12,908,908
First American Real Estate
Securities Fund, Class Y	97,418	779,341	SHORT-TERM INVESTMENTS - 2.4%

First Eagle Global Fund, Class I	23,132	702,055	Fidelity Institutional Treasury Portfolio,
			Class I, 0.352%, 4/1/2009(a)	$314,389	$314,389
First Eagle Overseas Fund, Class I	43,649	664,343
			Total Short-Term Investments
Franklin Mutual European			(Cost $314,389)		314,389
Fund, Class Z	10,890	171,186
			Total Investments – 100.2%
ICON Materials Fund	109,198	661,738	(Cost $18,772,025)		13,223,297

Ivy Global Natural Resources			Other Liabilities in Excess
Fund, Class I	1,597	17,914	of Assets - (0.2)%		(26,787)

JPMorgan Small Cap Equity			NET ASSETS - 100.0%		$13,196,510
Fund, Class S	1,000	21,720

Matthews China Fund	44,661	663,220

Matthews India Fund	21,815	161,867

Metzler/Payden European
Emerging Markets Fund *	11,823	133,956

Morgan Stanley Institutional Fund, Inc.,
International Real Estate
Portfolio, Class I	27,636	281,614

Morgan Stanley Institutional Fund, Inc.,
U.S. Real Estate Portfolio, Class I	7,474	46,864

Oppenheimer International Bond
Fund, Class Y	80,031	448,972
T. Rowe Price Latin America Fund	3,272	75,063

* Non-income producing

(a) Variable rate security; the rate shown represents the rate at March 31, 2009.

See Notes to the Financial Statements.

4

Financial Statements		Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2009		For the year ended March 31, 2009

Assets:		Investment Income:
Investment securities at market value		Dividends	$328,315
(cost $18,772,025)	$13,223,297	Interest income	6,939
Interest and dividends receivable	6,149	Total Investment Income	335,254
Prepaid expenses	9,619
Total Assets	13,239,065	Expenses:
		Investment advisory fees	153,773
Liabilities:		Fund administration fees	52,607
Payable for fund shares redeemed	1,493	Transfer Agency fees	46,047
Payable to Investment Adviser	7,188	12b-1 fees	39,017
Payable for 12b -1 fees	1,824	Blue Sky fees	22,216
Other payables	32,050	Audit fees	17,334
Total Liabilities	42,555	Legal fees	11,913
		Custody fees	10,718
Net Assets	$13,196,510	Insurance	10,604
		CCO fees	5,726
Net assets consist of:		Printing fees	3,757
Paid-in capital	$24,872,910	Pricing fees	2,301
Accumulated undistributed net realized losses	(6,127,672)	Directors fees	747
Net unrealized depreciation on investments	(5,548,728)	Miscellaneous fees	170
Net Assets	$13,196,510	SEC fees	4
		Total Expenses	376,934
Capital Shares:
Investor Shares Outstanding (no par value,		Net Investment Loss	(41,680)
unlimited number of shares authorized)	1,519,555	Net Realized and Unrealized
		Gains/(Losses) on Investments
Net Asset Value, Offering Price
and Redemption Price Per Share	$8.68	Net realized losses from investment transactions	(6,721,731)

		Net realized gain distributions from
		underlying funds	607,212

		Change in unrealized appreciation/(depreciation)
		on investments	(5,534,681)

		Net realized and unrealized losses on investments	(11,649,200)

		Change in net assets resulting from operations	$(11,690,880)

See Notes to the Financial Statements.

5

Financial Statements	Giant 5 Total Investment System

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment income/(loss)	$(41,680)	$1,275,712
Net realized losses from investment transactions	(6,721,731)	(7,037)
Net realized gain distributions from underlying funds	607,212	1,707,066
Change in unrealized appreciation/(depreciation) on investments	(5,534,681)	(1,750,102)
Change in net assets resulting from operations	(11,690,880)	1,225,639

Distributions to Shareholders
Net investment income	—	(1,294,776)
Net realized gains	(843,959)	(1,513,557)
Change in net assets resulting from distributions to shareholders	(843,959)	(2,808,333)

Capital Share Transactions
Proceeds from sale of shares	6,844,138	9,875,426
Distributions reinvested	837,012	2,779,151
Cost of shares redeemed	(12,323,710)	(10,670,068)
Redemption fees	—	1,769
Change in net assets resulting from capital share transactions	(4,642,560)	1,986,278
Net increase/(decrease) in net assets	(17,177,399)	403,584

Net Assets
Beginning of year	30,373,909	29,970,325
End of year	$13,196,510	$30,373,909
Accumulated undistributed net investment income at end of year	—	—

Share Information
Shares sold	448,731	558,271
Distributions reinvested	89,044	169,254
Shares redeemed	(959,669)	(628,148)
Net change resulting from share transactions	(421,894)	99,377

See Notes to the Financial Statements.

6

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:	Year Ended March 31, 2009	Year Ended March 31, 2008		Period Ended March 31, 2007(a)
Per share data:
Net Asset Value - Beginning of Period	$15.64	$16.27		$15.00
Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.03)	0.65		0.26
Net realized and unrealized gains/(losses) on investments	(6.35)	0.13	(b)	1.41
Total from investment operations	(6.38)	0.78		1.67
Less Distributions Declared to Shareholders:
Net investment income	—	(0.65)		(0.26)
Net realized gains	(0.58)	(0.76)		(0.14)
Total distributions	(0.58)	(1.41)		(0.40)
Paid-in capital from redemption fees	— (c)	—	(d)	—	(d)
Net Asset Value - End of Period	$8.68	$15.64		$16.27
Total Return (e)	(41.06)%	4.39%		11.27	%(f)
Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$13,197	$30,374		$29,970
Ratio of expenses to average net assets (g)	1.64%	1.37	%(h)	1.91	%(i)
Net investment income/(loss) to average net assets (j)	(0.18)%	3.94%		1.96	%(i)
Portfolio turnover	58.81%	51.90%		22.20	%(f )

(a)	Fund commenced operations on May 1, 2006.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.
(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(h)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(i)	Annualized.
(j)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to the Financial Statements.
7

127,160

			Giant 5 Total Index System
Schedule of Portfolio Investments				March 31, 2009
				Shares or
				Principal
Security Description	Shares	Value	Security Description	Amount	Value
EXCHANGE TRADED FUNDS - 99.6%			EXCHANGE TRADED FUNDS CONTINUED

Claymore/AlphaShares China			Vanguard REIT ETF	44,300	$1,075,604
Real Estate ETF	10,000	$109,600
			WisdomTree International
Energy Select Sector SPDR Fund	26,133	1,109,607	Basic Materials Sector Fund	50,650	823,062

First Trust ISE Chindia Index Fund	39,000	436,020	WisdomTree International
			Energy Sector Fund	17,993	334,850
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,432	WisdomTree International
			MidCap Dividend Fund	4,000	127,160
iShares Barclays TIPS Bond Fund	11,900	1,222,725
			WisdomTree International
iShares Dow Jones U.S. Basic			Real Estate Fund	20,000	340,800
Materials Sector Index Fund	2,000	70,160
			WisdomTree International
iShares MSCI EMU Index Fund	1,520	37,240	SmallCap Dividend Fund	3,500	102,655

iShares S&P Europe 350 Index Fund	13,584	347,479	Total Exchange Traded Funds
			(Cost $18,520,743)		10,918,630
iShares S&P Global Energy
Sector Index Fund	4,185	110,903
			SHORT-TERM INVESTMENTS - 1.6%
Materials Select Sector SPDR Fund	47,000	1,043,870
			Fidelity Institutional Treasury Portfolio,
PowerShares FTSE RAFI Developed			Class I, 0.352%, 4/1/2009(a)	$171,593	$171,593
Markets ex-U.S. Portfolio	3,000	68,280
			Total Short-Term Investments
PowerShares FTSE RAFI			(Cost $171,593)		171,593
U.S. 1000 Portfolio	11,855	346,166
			Total Investments - 101.2%
PowerShares FTSE RAFI			(Cost $18,692,336)		11,090,223
U.S. 1500 Small-Mid Portfolio	7,370	202,233
			Other Liabilities in Excess
PowerShares Golden Dragon			of Assets – (1.2)%		(133,434)
Halter USX China Portfolio	10,000	147,600
			NET ASSETS - 100.0%		$10,956,789
PowerShares WilderHill
Clean Energy Portfolio*	4,000	30,400

SPDR Barclays Capital International
Treasury Bond ETF	434	22,199

SPDR Barclays Capital TIPS ETF	5,000	248,850

SPDR DB International Government
Inflation-Protected Bond ETF	10,000	464,400

SPDR Dow Jones International
Real Estate ETF	26,500	584,590

SPDR Dow Jones REIT ETF	11,483	303,036

SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	100,800

SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	106,400

Vanguard Energy ETF	9,500	574,275

Vanguard Information
Technology ETF	10,000	352,300

Vanguard Materials ETF	1,524	66,934

* Non-income producing.
(a) Variable rate security; the rate shown represents the rate at March 31, 2009.
See Notes to the Financial Statements.

8

Financial Statements		Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2009		For the year ended March 31, 2009

Assets:		Investment Income:
Investment securities at market value		Dividends	$541,808
(cost $18,692,336)	$11,090,223	Interest income	2,108
Interest and dividends receivable	19,885	Total Investment Income	543,916
Receivable for investments sold	4,083,620
Prepaid expenses	9,148	Expenses:
Total Assets	15,202,876	Investment advisory fees	114,748
		Fund administration fees	39,808
Liabilities:		Transfer Agency fees	35,143
Payable for investments purchased	4,211,303	12b-1 fees	29,115
Payable to Investment Adviser	5,932	Blue Sky fees	22,192
Payable for 12b -1 fees	1,505	Audit fees	17,370
Other payables	27,347	Legal fees	8,809
Total Liabilities	4,246,087	Custody fees	8,117
		Insurance	7,221
Net Assets	$10,956,789	Printing fees	5,292
		CCO fees	4,274
Net assets consist of:		Pricing fees	3,065
Paid-in capital	$20,621,384	Directors fees	539
Undistributed net investment income	19,063	Miscellaneous fees	2,104
Accumulated undistributed net realized losses	(2,081,545)	Total Expenses	297,797
Net unrealized depreciation on investments	(7,602,113)
		Net Investment Income	246,119
Net Assets	$10,956,789
		Net Realized and Unrealized Losses on
Capital Shares:		Investments
Investor Shares Outstanding (no par value,		Net realized losses from investment transactions	(2,088,041)
unlimited number of shares authorized)	1,270,536	Net realized gain distributions
Net Asset Value, Offering Price		from underlying funds	7,624
and Redemption Price Per Share	$8.62	Change in unrealized appreciation/
		(depreciation) on investments	(7,295,128)
		Net realized and unrealized losses on investments	(9,375,545)
		Change in net assets resulting from operations	$(9,129,426)

See Notes to the Financial Statements.

9

Financial Statements	Giant 5 Total Index System

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
STATEMENTS OF CHANGES IN NET ASSETS

(Decrease) in Net Assets from Operations
Net investment income	$246,119	$307,469
Net realized gains/(losses) from investment transactions	(2,088,041)	1,687,565
Net realized gain distributions from underlying funds	7,624	—
Change in unrealized appreciation/(depreciation) on investments	(7,295,128)	(2,156,261)
Change in net assets resulting from operations	(9,129,426)	(161,227)

Distributions to Shareholders
Net investment income	(226,678)	(293,654)
Net realized gains	(240,837)	(1,465,156)
Change in net assets resulting from distributions to shareholders	(467,515)	(1,758,810)

Capital Share Transactions
Proceeds from sale of shares	4,543,994	6,646,890
Distributions reinvested	462,461	1,731,706
Cost of shares redeemed	(4,847,829)	(8,452,981)
Redemption Fees	—	1,128
Change in net assets resulting from capital share transactions	158,626	(73,257)
Net decrease in net assets	(9,438,315)	(1,993,294)

Net Assets
Beginning of year	20,395,104	22,388,398
End of year	$10,956,789	$20,395,104
Accumulated undistributed net investment income at end of year	19,063	—

Share Information
Shares sold	296,262	396,587
Distributions reinvested	47,578	107,894
Shares redeemed	(401,168)	(554,943)
Net change resulting from share transactions	(57,328)	(50,462)

See Notes to the Financial Statements.

10

Financial Highlights			Giant 5 Total Index System

The table below sets forth financial data for a share outstanding in the Fund throughout each period presented:	Year Ended March 31, 2009		Year Ended March 31, 2008		Period Ended March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$15.36		$16.24		$15.00
Income from Investment Operations:
Net investment income	0.20		0.18		0.15
Net realized and unrealized gains/(losses) on investments	(6.57	)(b)	0.01	(b)	1.25
Total from investment operations	(6.37)		0.19		1.40
Less Distributions Declared to Shareholders:
Net investment income	(0.18)		(0.18)		(0.15)
Net realized gains	(0.19)		(0.89)		—	(d)
Return of capital	—		—		(0.01)
Total distributions	(0.37)		(1.07)		(0.16)
Paid-in capital from redemption fees	—	(c)	—	(d)	—	(d)

Net Asset Value - End of Period	$8.62		$15.36		$16.24

Total Return(e)	(41.75)%		0.91%		9.38	%(f)
Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$10,957		$20,395		$22,388
Ratio of expenses to average net assets(g)	1.74%		1.42	%(h)	1.90	%(i)
Net investment income to average net assets(j)	1.44%		1.20%		1.00	%(i)
Portfolio turnover	66.67%		110.31%		5.35	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.
(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(h)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(i)	Annualized.
(j)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

11

Giant 5 Funds
Notes to the Financial Statements		March 31, 2009

1	.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The
Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940
Act”).The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies:
the Giant 5 Total Investment System and the Giant 5 Total Index System (Individually a “Fund,” collectively the “Funds”). Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.To pursue its investment objective, the Giant 5Total Investment
System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”). The Trust has established two classes of shares: Investor Shares and Institutional Shares. While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2	.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by theTrust in the preparation of its financial statements.
These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:
The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”). The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses. As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV. If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Continued

12

		Giant 5 Funds
Notes to the Financial Statements		March 31, 2009

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards
(“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No.
157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
The Funds adopted SFAS No. 157 effective April 1, 2008. SFAS No. 157 establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009.

Giant 5 Total Investment System
Valuation Inputs	Investment in Securities
Level 1 – Quoted Prices	$13,223,297
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$13,223,297

Giant 5 Total Index System
Valuation Inputs	Investment in Securities
Level 1 – Quoted Prices	$11,090,223
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$11,090,223

The Funds did not hold any Level 3 securities during the year.

Continued

13

Giant 5 Funds
Notes to the Financial Statements	March 31, 2009

Investment Transactions and Related Income:
Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for all Funds. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP.
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of March 31, 2009, permanent book to tax differences of $41,728 and $378 were reclassified to accumulated undistributed net realized gains and paid-in capital for the Giant 5
Total Investment System and the Giant 5 Total Index System, respectively.

Federal Income Taxes:
Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The
Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are subject to examination by
U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates:
The preparation of financial statements in conformity with accounting principals generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements:
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and the impact on the
Funds’ financial statement disclosures, if any.

Continued

14

Giant 5 Funds
Notes to the Financial Statements				March 31, 2009

3	.	Related Party Transactions

Investment Adviser:
The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund. The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Trustees of the Trust. The amounts charged to the Funds for investment advisory services are reported within the
Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Administrator:
UMB Fund Services, Inc. (“UMBFS”), is the Administrator, Fund Accountant and Transfer Agent for the Trust. UMB Bank,
N.A. (“UMB Bank”) is the Custodian for the Trust. Effective July 1, 2007, UMBFS and UMB Bank are paid a fee by the Funds at an annual rate equal to 0.09% on the first $500 million in combined assets, 0.07% on the next $500 million in combined assets, 0.05% on the next $500 million in combined assets, and 0.03% on the combined assets over $1.5 billion. UMBFS and
UMB Bank fees are subject to an annual minimum of $135,000 in year one, $175,000 in year two, $200,000 in year three, and $225,000 in year four.The amounts charged to the Funds by UMBFS and UMB Bank for its services are reported within the Statement of Operations.

Distributor:
UMB Distribution Services, LLC is the Distributor of the Funds. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan:
Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index
System each will pay 0.17% of its average daily net assets attributable to its Investor Shares. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares. The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4	.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities for the year ended March 31, 2009, totaled:

			Giant 5 Total	Giant 5 Total
			Investment System	Index System
		Purchases	$ 12,950,928	$ 11,604,277
		Sales	$ 17,879,595	$ 11,284,897

There were no purchases or sales of U.S. government securities for the year.

5	.	Contingencies and Commitments

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider risk of loss from such potential claims to be remote.

Continued

15

			Giant 5 Funds
Notes to the Financial Statements			March 31, 2009

6	.	Federal Tax Information

		At March 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
			Giant 5 Total Investment System	Giant 5 Total Index System
		Tax Cost	$ 18,785,178	$ 18,705,719
		Tax Unrealized Appreciation	41,854	23,486
		Tax Unrealized (Depreciation)	(5,603,735)	(7,638,982)
		Net Unrealized (Depreciation)	(5,561,881)	(7,615,496)

The tax character of distributions paid during the fiscal periods ended March 31, 2009 and March 31, 2008 were as follows:
	Giant 5 Total Investment System		Giant 5 Total Index System
	2009	2008	2009	2008
Distributions Paid from Ordinary Income	$ —	$ 1,294,776	$ 296,843	$ 361,622
Distributions Paid from Net Long Term Capital Gains	843,959	1,513,557	170,672	1,397,188
Total Taxable Distributions	843,959	2,808,333	467,515	1,758,810
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	843,959	2,808,333	467,515	1,758,810

As of March 31, 2009, the components of accumulated earnings on a tax basis were as follows:
	Giant 5 Total Investment System	Giant 5 Total Index System
Undistributed Ordinary Income	$ —	$ 19,063
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	—	19,063
Distributions Payable	—	—
Accumulated Capital and Other Losses	(6,114,519)	(2,068,162)
Unrealized (Depreciation)	(5,561,881)	(7,615,496)
Total Accumulated Earnings/(Deficit)	(11,676,400)	(9,664,595)

The difference between books basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.
At March 31, 2009, the Giant 5 Total Investment System and the Giant 5 Total Index System had $796,004 and $29,840 of capital loss carry forwards, respectively, which expire on March 31, 2017.
As of March 31, 2009, the Giant 5Total Investment System and the Giant 5Total Index System had $5,318,515 and $2,038,322, respectively, of post-October losses, which have been elected to be deferred until April 1, 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.
Continued
16

Giant 5 Funds
Notes to the Financial Statements		March 31, 2009

7	.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of March 31, 2009, the Andrea S. Swanson Santa Fe Trust had
ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 30.5% and 34.2%, respectively. As of March 31, 2009 the Scheryle Jann Simmons Patigian Trust and the Scheryle Jann Simmons Descendants’
Trust had combined ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 29.4% and 32.9%, respectively.

17

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Trustees
Giant 5 Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the
Giant 5 Funds, comprising the Giant 5 Total Investment System and the Giant 5 Total Index System (the “Funds”), as of March
31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.
These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Giant 5 Funds, as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
May 22, 2009

18

Giant 5 Funds
Supplemental Information	March 31, 2009 (Unaudited)

Federal Tax Information
Giant 5 Total Investment System and Giant 5 Total Index System designate $843,959 and $170,672, respectively, as a long-term capital gain dividend paid for the fiscal year ended March 31, 2009.
0.00% and 16.18% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended
March 31, 2009, are eligible for the corporate dividends received deduction for Total Investment System and Total Index System,
respectively.
0.00% and 90.11% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended
March 31, 2009, are designated as qualified dividend income for Total Investment System and Total Index System, respectively.

Continued

19

				Giant 5 Funds
Supplemental Information			March 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2)
ongoing costs, including investment Advisory fees, distribution (12b-1) fees, and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October
1, 2008 through March 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 10/1/08	value 3/31/09	10/1/08-3/31/09(1)	10/1/08-3/31/09(1)
Giant 5 Total Investment System	$ 1,000.00	$ 711.90	$ 9.20	2.15%
Giant 5 Total Index System	$ 1,000.00	$ 687.20	$ 9.25	2.20%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’
actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable. Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 10/1/08	value 3/31/09	10/1/08-3/31/09(1)	10/1/08-3/31/09(1)
Giant 5 Total Investment System	$ 1,000.00	$ 1,014.25	$ 10.82	2.15%
Giant 5 Total Index System	$ 1,000.00	$ 1,014.03	$ 11.05	2.20%

(1)

Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 2.15% and 2.20%, respectively, multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

Continued
20

Giant 5 Funds
Supplemental Information	March 31, 2009 (Unaudited)

Investment Adviser Contract Approval

The Investment Advisory Agreement with the Trust was formally considered for renewal by the independent members of the
Board of Trustees (the “Trustees”) at its board meeting held on February 17, 2009. In conducting their review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key procedures regarding best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts and current legal matters.

Independent counsel reviewed with the Trustees’ their general and specific responsibilities with respect to the approval of the Advisory Agreement under the Investment Company Act of 1940, as amended. Independent counsel reiterated to the
Trustees the importance of their being fully informed, and of the care and conscientiousness with which they perform their duties in considering the renewal of the Advisory Agreement, which are imposed by statute and the courts.

The Trustees reviewed the services that the Adviser had provided to the Funds, including but not limited to, generally managing each Fund’s investments in accordance with its stated investment objectives and policies.

The Trustees discussed the cost of the services provided by the Adviser. The Trustees noted that the Adviser is responsible for the payment of all expenses (other than direct Fund expenses) necessary to execute its duties and responsibilities under the Advisory Agreement. As part of their analysis, the Board reviewed an analysis of advisory and total fees and found the fees reasonable for the services provided.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser and written materials provided in advance of the meeting describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds, as well as the Adviser’s financial condition. The Adviser also explained in detail marketing efforts that were under way to increase the assets of the Funds in order to lower the total expenses to shareholders.

The Board compared the performance of the Funds to their benchmark indices over various periods of time and concluded that the performance of the Funds supported the continuation of the Advisory Agreement. The Board noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

The Trustees reviewed comparative fee information for funds similar in nature to the Giant 5 Funds.The Trustees concluded that the management fee of the Fund was consistent with the fees reviewed. The Trustees also considered comparative information regarding administrative or service fees, as well as overall expense ratios.

Based on their review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees concluded that the
Investment Advisory Agreement enables the Funds to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors. Following an executive session with independent counsel and without management present, the
Trustees approved the renewal of the Investment Advisory Agreement and determined the compensation payable under such
Agreement to be fair and reasonable.

The Board’s conclusions were based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

21

Giant 5 Funds
Trustees and Officers Information				March 31, 2009 (Unaudited)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee

Lance J. Baller	Trustee	Indefinite;	Managing Partner, Shoreline Equity Partners,	2	Co-Chairman,
128 South Tejon Street		since	Inc., a merger and acquisition consulting		Eagle: XM;
Suite 150		January 18, 2006	company (2004 to present); Managing Partner		Director,
Colorado Springs, CO			and Portfolio Manager, Elevation Capital		Iofina Natural
80903			Management, LLC (2005 to present); Co-		Gas, PLC;Vice
Age: 35			Chairman, Eagle: XM, a marketing company		Chairman, NetAds
			(2005 to present); President, Ultimate		International, Inc.
Investments Corporation, Inc., (1993 to
present); President, Baller Enterprises, Inc.,
(2004 to present);Vice President, Corporate
Development and Communications,
Integrated BioPharma, Inc., (2003 to 2004);
President, Palmdale Park, Inc., a real estate
company (1994 to 2005).

Eric Scot Griffin	Trustee	Indefinite;	Owner and Project Manager of a PD-17	2	None
128 South Tejon Street		since	Subdivision real estate development
Suite 150		January 18, 2006	project (2000 to present); Owner and
Colorado Springs, CO			Executive Director, Pure Ocean Pacific,
80903			LLC, a provider of ocean water products
Age: 43			(2005 to present); Instructor, Atascadero
Unified School District (2004 to present).

Kevin J. Trigueiro	Trustee	Indefinite;	Broker Associate, RE/MAX Properties, Inc.	2	None
128 South Tejon Street		since	(2003 to present).
Suite 150		January 18, 2006
Colorado Springs, CO
80903
Age: 42

Continued

22

Giant 5 Funds
Trustees and Officers Information				March 31, 2009 (Unaudited)

Interested Trustee* and Officer
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee

Michael Willis	Trustee	Indefinite;	President of The Willis Group, Inc. (2004 to	2	None
128 South Tejon Street	and	since	present); Senior Vice President, Investments of
Suite 150	President	January 18, 2006	UBS Financial Services, Inc. (2003 to 2004).
Colorado Springs, CO
80903
Age: 42

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

LuAnn Hanson	Chief	Indefinite; since	Chief Financial Officer, RadiantBlue
128 South Tejon Street	Compliance	July 2, 2007	Technologies, Inc. (January 2009 to present);
Suite 150	Officer		Chief Financial Officer and Vice President of
Colorado Springs, CO			Finance, Celis Semiconductor Corporation
80903			(2005 to January 2009); Chief Financial
Age: 49			Officer and Vice President of Finance
(2000 to 2004), Ramtron International
Corporation (1993 to 2004).

Paul D. Myers	Treasurer	Indefinite; since	Operations Manager, The Willis Group, Inc.,
128 South Tejon Street		July 2, 2007	(2006 to present); Senior Account Executive,
Suite 150		(Secretary),	Westar Media Group (2004 to 2006); Lead
Colorado Springs, CO		since April 13,	Counselor, St. Paul’s Preparatory Academy
80903		2007 (Treasurer)	(1999 to 2004).
Age: 30

* Mr.Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The Trust’s President and Treasurer hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-5GIANT5.

23

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Funds distributed by UMB Distribution Services, LLC

GIANT5.COM
© 2009 Giant 5 Funds, Colorado

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a) (1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is “independent” for purposes ofthis Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

------------------------------------	----------------------------------
March 31, 2009	March 31, 2008
------------------------------------	----------------------------------
$ 25,000	$ 24,000
------------------------------------	----------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended March 31, 2009 and March 31, 2008 for professional services rendered by Cohen Fund Audit Services, Ltd. for the audit of the registrant's annual financial statements.

(b) Audit-Related Fees

------------------------------------	----------------------------------
March 31, 2009	March 31, 2008
------------------------------------	----------------------------------
$ 0	$ 0
------------------------------------	----------------------------------

Such fees represent the fees billed for the fiscal years ended March 31, 2009 and March 31, 2008 for services rendered by Cohen Fund Audit Services, Ltd. in connection with its review of the unaudited semi-annual financial statements for the six months ended September 30, 2008 and September 30, 2007, respectively.

(c) Tax Fees

------------------------------------	----------------------------------
March 31, 2009	March 31, 2008
------------------------------------	----------------------------------
$ 4,000	$ 4,000
----------------------------------	----------------------------------
"Tax fees" shown in the table above were for services provided by Cohen Fund Audit Services, Ltd. in relation to the preparation of excise filings and income tax returns.

(d) All Other Fees

----------------------------------	----------------------------------
March 31, 2009	March 31, 2008
----------------------------------	----------------------------------
$ 2,758.10	$ 2,000
----------------------------------	----------------------------------

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph
(c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-
approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
This information is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the
Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	The code of ethics that is the subject of the disclosure required by item 2 is attached hereto.
(a)(2)	Certifications pursuant to rule 30a-2(a) are attached hereto.
(a)(3)	Not Applicable
(b)	Certifications pursuant to rule 30a-2(b) are furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Giant 5 Funds
---------------------------------

By (Signature and Title)

/s/	Michael G. Willis
------------------------------------

Michael G. Willis President
Date:
June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/	Michael G. Willis
------------------------------------

Michael G. Willis President
Date:
June 5, 2009

By (Signature and Title)

/s/	Paul Myers
------------------------------------
Paul Myers
Treasurer
Date:
June 5, 2009